Earnings/(loss) and dividends per share	12 Months Ended
Jun. 30, 2022
Earnings/(loss) and dividends per share
Earnings/(loss) and dividends per share
8	Earnings/(loss) and dividends per share

	2022	2021	2020
for the year ended 30 June	Rand	Rand	Rand
ATTRIBUTABLE TO OWNERS OF SASOL LIMITED
Basic earnings/(loss) per share	62,34	14,57	(148,49)
Headline earnings/(loss) per share	47,58	39,53	(11,50)
Diluted earnings/(loss) per share	61,36	14,39	(148,49)
Diluted headline earnings/(loss) per share	46,83	39,03	(11,50)
Dividends per share	14,70	–	–
interim	–	–	–
final*	14,70	–	–

*	Declared subsequent to 30 June 2022 and has been presented for information purposes only. No accrual regarding the final dividend has been recognised.

Basic and headline earnings per share (EPS)

Basic earnings per share is derived by dividing earnings attributable to owners of Sasol Limited by the weighted average number of shares outstanding during the period. Headline earnings per share is derived by dividing the headline earnings for the period by the weighted average number of shares outstanding during the period.

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

DEPS and DHEPS are calculated considering the potential dilution that could occur if all of the group’s long-term incentives (LTIs) had vested, if all outstanding share options were exercised and the effect of all dilutive potential ordinary shares resulting from the Sasol Khanyisa Tier 1 share transactions.

The number of shares outstanding is adjusted to show the potential dilution if the LTI’s and Sasol Khanyisa Tier 1 were settled in Sasol Limited shares.

The Sasol Khanyisa Tier 2 and Khanyisa Public are anti-dilutive for DEPS and DHEPS in 2022, 2021 and 2020.

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
EARNINGS AND HEADLINE EARNINGS/(LOSS):
Earnings/(loss) attributable to owners of Sasol Limited		38 956	9 032	(91 754)
Total remeasurement items for the group, net of tax	9	(9 221)	15 471	84 648
Earnings and headline earnings/(loss)		29 735	24 503	(7 106)

	Number of shares
	2022	2021	2020
for the year ended 30 June	million	million	million
Weighted average number of shares	624,9	619,9	617,9
Potential dilutive effect of long-term incentive scheme	9,9	3,8	2,6
Potential dilutive effect of Sasol Khanyisa Tier 1	0,1	4,1	1,8
Diluted weighted average number of shares for DEPS and DHEPS*	634,9	627,8	622,3
*

Due to the net loss attributable to shareholders in 2020, the inclusion of the long-term incentive scheme and Khanyisa Tier 1 share options as potential ordinary shares had an anti-dilutive effect on the loss per share and were therefore not taken into account in the 2020 calculation of DEPS and DHEPS.